Note 25 Defined benefits (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		€ 6,547	€ 7,348	€ 8,116
Current service cost, defined benefit plans		45	53	53
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		333	253	261
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan		10	5	4
Contributions to plan by employer, net defined benefit liability (asset)		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	[1]	34	75	219
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income		(741)	(406)	364
Decrease (increase) in net defined benefit liability (asset) resulting from return on plan assets excluding interest income or expense	[2]	0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		(29)	(121)	57
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		(812)	(259)	276
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from experience adjustments		100	(27)	30
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan		676	765	839
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements		(4)	(1)	0
Increase (decrease) in net defined benefit liability (asset) resulting from business combinations and disposals	[3]	0	(2)	(371)
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		161	(24)	(459)
Conversions to defined contributions		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from other changes		7	13	1
Net assets available for benefits at end of period		5,715	6,547	7,348
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,988	3,092	3,493
Current service cost, defined benefit plans		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		267	220	219
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan		10	5	4
Contributions to plan by employer, net defined benefit liability (asset)		(67)	(4)	(124)
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	[1]	0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income		(240)	(184)	176
Decrease (increase) in net defined benefit liability (asset) resulting from return on plan assets excluding interest income or expense	[2]	(240)	(184)	176
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from experience adjustments		0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan		184	158	185
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements		(4)	(1)	0
Increase (decrease) in net defined benefit liability (asset) resulting from business combinations and disposals	[3]	0	1	(327)
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		180	8	(409)
Conversions to defined contributions		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from other changes		0	0	(3)
Net assets available for benefits at end of period		3,084	2,988	3,092
Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		3,560	4,256	4,622
Current service cost, defined benefit plans		45	53	53
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		65	33	42
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan		0	0	0
Contributions to plan by employer, net defined benefit liability (asset)		(67)	(4)	(124)
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	[1]	34	75	219
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income		(501)	(223)	187
Decrease (increase) in net defined benefit liability (asset) resulting from return on plan assets excluding interest income or expense	[2]	240	184	(176)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		(29)	(121)	57
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		(812)	(259)	276
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from experience adjustments		100	(27)	30
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan		(492)	(608)	(654)
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from business combinations and disposals	[3]	0	(3)	(44)
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		(20)	(32)	(50)
Conversions to defined contributions		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from other changes		7	13	4
Net assets available for benefits at end of period		2,631	3,560	4,256
SPAIN | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		3,670	4,288
Net assets available for benefits at end of period		2,546	3,670	4,288
SPAIN | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		206	249
Net assets available for benefits at end of period		147	206	249
SPAIN | Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		3,464	4,039
Net assets available for benefits at end of period		2,399	3,464	4,039
MEXICO | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,150	2,219
Net assets available for benefits at end of period		2,426	2,150	2,219
MEXICO | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,149	2,122
Net assets available for benefits at end of period		2,329	2,149	2,122
MEXICO | Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		1	97
Net assets available for benefits at end of period		97	1	97
UNITED STATES | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		0	0
Net assets available for benefits at end of period		0	0	0
UNITED STATES | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		0	0
Net assets available for benefits at end of period		0	0	0
UNITED STATES | Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		0	0
Net assets available for benefits at end of period		0	0	0
TURKEY | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		272	367
Net assets available for benefits at end of period		418	272	367
TURKEY | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		209	282
Net assets available for benefits at end of period		315	209	282
TURKEY | Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		63	85
Net assets available for benefits at end of period		€ 103	€ 63	€ 85

[1]	(1) Including gains and losses arising from settlements.
[2]	(2) Excluding interest, which is recorded under "Interest income or expense".
[3]	(3) The amount in 2020 in mainly due to the companies in the United States included in the USA Sale (see Notes 3 and 21).